1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Revenue from Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Interest related income	$ 213.1	$ 200.6	$ 172.8
Insurance related revenue	49.8	49.4	44.4
Other revenues	$ 5.4	$ 6.0	$ 5.7